Net other non-operating income - Summary of other non-operating income and other non-operating expense (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Others of miscellaneous other non-operating expense	[1]	₩ 236,432	₩ 294,160	₩ 252,289
Lime CI Funds [Member]
Statements [Line Items]
Others of miscellaneous other non-operating expense				₩ 51,948

[1]	It includes W 51,948 million for the year ended December 31, 2023 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.